Loans and borrowings - Summary of loans and borrowings (Details) - RUB (₽) ₽ in Thousands		1 Months Ended		12 Months Ended
	Oct. 05, 2017	Dec. 31, 2020		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 25, 2020	Oct. 04, 2017	Dec. 31, 2016	May 31, 2016
Long-term loans and borrowings:
Long-term loans and borrowings		₽ 7,791,326	[1]	₽ 7,338,876	₽ 7,791,326	[1]
Current loans and borrowings:
Current borrowings		₽ 485,100	[1]	698,778	485,100	[1]
Additional disclosures for loans and borrowings
Borrowings obtained				7,765	4,616,478		₽ 0
Issue of interest-bearing non-convertible bonds				0	4,000,000		0
Repayment of borrowings				400,672	₽ 5,397,895		₽ 1,325,000
Fair value of bonds				3,812,723
HeadHunter | Mail.Ru Group Limited
Additional disclosures for loans and borrowings
Percentage of voting interest acquired										100.00%	100.00%
Zarplata
Additional disclosures for loans and borrowings
Percentage of voting interest acquired		100.00%			100.00%			100.00%
Bank loan
Long-term loans and borrowings:
Long-term loans and borrowings		₽ 3,831,270		3,362,762	₽ 3,831,270
Current loans and borrowings:
Current portion		471,027		585,316	471,027
Interest				₽ 99,981
PJSC VTB Bank credit facility
Additional disclosures for loans and borrowings
Borrowings											₽ 5,000,000
Proceeds from loan used to fund dividend payment to shareholders	₽ 2,000,000
Gain on loan modification					5,617
Interest rate basis				Central Bank of Russia Key Rate
Interest rate spread				2.00%
PJSC VTB Bank credit facility | Bank loan facility
Additional disclosures for loans and borrowings
Maximum borrowing capacity	₽ 7,000,000								₽ 5,000,000
Non-convertible bonds
Long-term loans and borrowings:
Long-term loans and borrowings		3,960,056		₽ 3,973,079	3,960,056
Principal		4,000,000			4,000,000
Current loans and borrowings:
Interest		₽ 12,584		12,723	₽ 12,584
Additional disclosures for loans and borrowings
Interest rate		6.45%			6.45%
Nominal value		₽ 4,000,000			₽ 4,000,000
Transaction costs		₽ 40,000
Stated interest rate		6.45%			6.45%
Coupon payment period		91 days
Other loans and borrowings
Long-term loans and borrowings:
Principal				2,972
Interest				63
Current loans and borrowings:
Current borrowings		₽ 1,478		743	₽ 1,478
Interest		₽ 11		15	₽ 11
Additional disclosures for loans and borrowings
Nominal value				₽ 2,972

[1]	Certain amounts shown here do not correspond to the consolidated financial statements for the year ended December 31, 2020 and reflect adjustments made, refer to Note 8 (b).